Net Revenue (Details) - Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers [Line Items]
Trade accounts receivable	$ 3,392,036	$ 3,390,856
Contract liabilities	(225,365)	(324,598)
Total customer contract revenue	$ 3,166,671	$ 3,066,258